Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.0%
Safran SA(1)	129,526	$ 28,455,908
		$ 28,455,908
Air Freight & Logistics — 1.1%
GXO Logistics, Inc.(1)(2)	550,811	$ 30,834,400
		$ 30,834,400
Banks — 6.6%
Banco Santander SA	3,554,031	$ 17,145,169
Barclays PLC	11,002,406	32,900,557
HDFC Bank Ltd.	1,459,562	28,243,355
HSBC Holdings PLC	2,964,314	26,957,779
KBC Group NV	199,629	15,440,488
Societe Generale SA	947,738	24,581,445
Toronto-Dominion Bank	431,125	25,458,749
Truist Financial Corp.	423,641	18,932,516
		$ 189,660,058
Beverages — 1.0%
Diageo PLC(1)	509,559	$ 15,854,912
Pernod Ricard SA	97,486	13,044,322
		$ 28,899,234
Biotechnology — 1.2%
CSL Ltd.	166,639	$ 33,821,563
		$ 33,821,563
Broadline Retail — 3.6%
Amazon.com, Inc.(1)(2)	555,938	$ 103,949,287
		$ 103,949,287
Capital Markets — 0.6%
Intercontinental Exchange, Inc.	121,618	$ 18,432,424
		$ 18,432,424
Consumer Finance — 0.9%
Discover Financial Services	175,073	$ 25,208,761
		$ 25,208,761
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.8%
Dollar Tree, Inc.(1)(2)	228,874	$ 23,880,713
		$ 23,880,713
Diversified Telecommunication Services — 0.5%
Zegona Communications PLC(2)	3,464,113	$ 15,503,030
		$ 15,503,030
Electric Utilities — 2.2%
Iberdrola SA	2,836,949	$ 37,470,971
NextEra Energy, Inc.(1)	341,713	26,103,456
		$ 63,574,427
Electrical Equipment — 2.1%
AMETEK, Inc.(1)	200,665	$ 34,811,364
Schneider Electric SE	104,405	25,165,277
		$ 59,976,641
Electronic Equipment, Instruments & Components — 3.8%
CDW Corp.(1)	180,584	$ 39,387,176
Halma PLC	1,125,144	38,512,068
Keyence Corp.	67,716	29,609,507
		$ 107,508,751
Entertainment — 1.6%
Walt Disney Co.(1)	477,235	$ 44,712,147
		$ 44,712,147
Financial Services — 1.7%
Fidelity National Information Services, Inc.(1)	216,170	$ 16,608,341
Visa, Inc., Class A(1)	124,113	32,973,101
		$ 49,581,442
Food Products — 2.0%
Nestle SA(1)	556,338	$ 56,352,918
		$ 56,352,918
Ground Transportation — 0.5%
Union Pacific Corp.	57,749	$ 14,248,411
		$ 14,248,411
Health Care Equipment & Supplies — 4.4%
Alcon, Inc.	248,650	$ 23,543,309
Boston Scientific Corp.(1)(2)	457,458	33,796,997
Coloplast AS, Class B	155,557	20,222,487

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)(2)	73,578	$ 32,713,515
Straumann Holding AG	116,355	15,004,176
		$ 125,280,484
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	20,446	$ 11,780,167
		$ 11,780,167
Health Care REITs — 1.0%
Healthpeak Properties, Inc.(1)	1,316,248	$ 28,720,531
		$ 28,720,531
Hotels, Restaurants & Leisure — 4.6%
Amadeus IT Group SA	567,193	$ 37,355,798
Compass Group PLC	2,251,305	69,328,954
InterContinental Hotels Group PLC	240,903	24,269,921
		$ 130,954,673
Household Products — 1.0%
Reckitt Benckiser Group PLC	524,937	$ 28,238,277
		$ 28,238,277
Industrial Conglomerates — 1.7%
Siemens AG	259,090	$ 47,438,597
		$ 47,438,597
Insurance — 4.1%
AIA Group Ltd.	4,302,290	$ 28,777,396
Allstate Corp.(1)	107,421	18,381,882
Assurant, Inc.	116,003	20,285,445
AXA SA	738,103	25,914,650
RenaissanceRe Holdings Ltd.	104,632	24,265,207
		$ 117,624,580
Interactive Media & Services — 4.4%
Alphabet, Inc., Class C(1)	732,831	$ 126,889,688
		$ 126,889,688
Life Sciences Tools & Services — 1.5%
Danaher Corp.(1)	115,613	$ 32,034,050
Sartorius AG, PFC Shares	42,511	12,057,050
		$ 44,091,100
Machinery — 1.4%
Ingersoll Rand, Inc.(1)	223,058	$ 22,395,023
Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	28,677	$ 16,092,386
		$ 38,487,409
Metals & Mining — 1.4%
Anglo American PLC	647,731	$ 19,636,819
Rio Tinto Ltd.(1)	249,713	19,188,471
		$ 38,825,290
Multi-Utilities — 0.4%
CMS Energy Corp.(1)	166,638	$ 10,798,142
		$ 10,798,142
Oil, Gas & Consumable Fuels — 3.1%
ConocoPhillips(1)	415,290	$ 46,180,248
EOG Resources, Inc.(1)	327,753	41,559,080
		$ 87,739,328
Pharmaceuticals — 9.2%
AstraZeneca PLC	446,009	$ 70,857,795
Eli Lilly & Co.(1)	53,801	43,270,530
Novo Nordisk AS, Class B	336,325	44,560,670
Sanofi SA	610,140	62,900,842
Zoetis, Inc.(1)	238,716	42,978,429
		$ 264,568,266
Professional Services — 2.7%
Recruit Holdings Co. Ltd.	766,513	$ 43,954,378
RELX PLC	407,944	19,253,931
Verisk Analytics, Inc.(1)	56,419	14,767,673
		$ 77,975,982
Residential REITs — 0.5%
Invitation Homes, Inc.	397,324	$ 14,013,618
		$ 14,013,618
Semiconductors & Semiconductor Equipment — 10.3%
ASML Holding NV(1)	54,570	$ 50,814,018
Infineon Technologies AG	1,395,877	48,490,169
Micron Technology, Inc.(1)	415,291	45,607,258
NVIDIA Corp.(1)	1,045,205	122,309,889
Taiwan Semiconductor Manufacturing Co. Ltd. ADR(1)	169,830	28,157,814
		$ 295,379,148
Software — 8.4%
Adobe, Inc.(1)(2)	75,349	$ 41,566,276

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Intuit, Inc.(1)	62,236	$ 40,288,475
Microsoft Corp.(1)	380,380	159,131,973
		$ 240,986,724
Specialty Retail — 1.5%
TJX Cos., Inc.(1)	367,305	$ 41,512,811
		$ 41,512,811
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(1)	389,697	$ 86,543,910
		$ 86,543,910
Textiles, Apparel & Luxury Goods — 1.3%
Cie Financiere Richemont SA, Class A	97,399	$ 14,856,397
LVMH Moet Hennessy Louis Vuitton SE	30,762	21,698,352
		$ 36,554,749
Trading Companies & Distributors — 2.4%
Ashtead Group PLC	404,142	$ 29,165,877
IMCD NV	282,871	40,674,991
		$ 69,840,868
Total Common Stocks (identified cost $1,699,503,678)		$2,858,844,457

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(3)	12,933,589	$ 12,933,589
Total Short-Term Investments (identified cost $12,933,589)		$ 12,933,589
Total Investments — 100.3% (identified cost $1,712,437,267)		$2,871,778,046
Total Written Call Options — (0.3)% (premiums received $10,886,927)		$ (7,718,975)
Other Assets, Less Liabilities — (0.0)%(4)		$ (1,044,908)
Net Assets — 100.0%		$2,863,014,163

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(4)	Amount is less than (0.05)%.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.5%	$1,738,417,591
United Kingdom	12.9	370,843,101
France	4.0	113,694,677
Germany	3.8	107,985,816
Spain	3.2	91,971,938
Netherlands	3.2	91,489,009
Japan	2.6	73,563,885
Denmark	2.2	64,783,157
Switzerland	1.0	29,860,573
Hong Kong	1.0	28,777,396
India	1.0	28,243,355
Taiwan	1.0	28,157,814
Canada	0.9	25,458,749
Bermuda	0.8	24,265,207
South Africa	0.7	19,636,819
Australia	0.7	19,188,471
Belgium	0.5	15,440,488
Total Investments	100.0%	$2,871,778,046

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	920	EUR	44,831,048	EUR	5,100	8/9/24	$ (7,244)
Dow Jones Euro STOXX 50 Index	930	EUR	45,318,342	EUR	4,950	8/16/24	(280,509)
Dow Jones Euro STOXX 50 Index	910	EUR	44,343,754	EUR	4,975	8/23/24	(280,825)
Dow Jones Euro STOXX 50 Index	920	EUR	44,831,048	EUR	5,000	8/30/24	(285,757)
FTSE 100 Index	1,020	GBP	85,353,498	GBP	8,275	8/16/24	(1,589,606)
Nikkei 225 Index	530	JPY	20,723,964,600	JPY	42,750	8/9/24	(28,734)
S&P 500 Index	141	USD	77,864,430	USD	5,590	8/2/24	(138,885)
S&P 500 Index	141	USD	77,864,430	USD	5,630	8/5/24	(70,500)
S&P 500 Index	140	USD	77,312,200	USD	5,675	8/7/24	(39,900)
S&P 500 Index	141	USD	77,864,430	USD	5,675	8/9/24	(77,550)
S&P 500 Index	141	USD	77,864,430	USD	5,710	8/12/24	(44,415)
S&P 500 Index	141	USD	77,864,430	USD	5,690	8/14/24	(119,850)
S&P 500 Index	140	USD	77,312,200	USD	5,625	8/16/24	(385,000)
S&P 500 Index	141	USD	77,864,430	USD	5,630	8/19/24	(394,800)
S&P 500 Index	141	USD	77,864,430	USD	5,560	8/21/24	(867,855)
S&P 500 Index	139	USD	76,759,970	USD	5,530	8/23/24	(1,173,160)
S&P 500 Index	139	USD	76,759,970	USD	5,540	8/26/24	(1,127,985)
S&P 500 Index	140	USD	77,312,200	USD	5,600	8/28/24	(806,400)
Total							$(7,718,975)
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,933,589, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$55,926,083	$364,540,113	$(407,532,607)	$ —	$ —	$12,933,589	$458,903	12,933,589
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 171,601,835	$ 15,503,030	$ —	$ 187,104,865
Consumer Discretionary	145,462,098	167,509,422	—	312,971,520
Consumer Staples	23,880,713	113,490,429	—	137,371,142
Energy	87,739,328	—	—	87,739,328
Financials	200,546,426	199,960,839	—	400,507,265
Health Care	196,573,688	282,967,892	—	479,541,580
Industrials	133,149,257	234,108,959	—	367,258,216
Information Technology	562,992,771	167,425,762	—	730,418,533
Materials	—	38,825,290	—	38,825,290
Real Estate	42,734,149	—	—	42,734,149
Utilities	36,901,598	37,470,971	—	74,372,569
Total Common Stocks	$1,601,581,863	$1,257,262,594*	$ —	$2,858,844,457
Short-Term Investments	$ 12,933,589	$ —	$ —	$ 12,933,589
Total Investments	$1,614,515,452	$1,257,262,594	$ —	$2,871,778,046
Liability Description
Written Call Options	$ (5,246,300)	$ (2,472,675)	$ —	$ (7,718,975)
Total	$ (5,246,300)	$ (2,472,675)	$ —	$ (7,718,975)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.